Stock-Based Compensation (Details 2)	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Offsetting Assets [Line Items]
Expected stock price volatility	49.80%	47.80%
Expected life of options (years)	5 years	5 years
Expected dividend yield	0.00%	0.00%
Risk free interest rate	2.80%	1.90%
Equity Option [Member]
Offsetting Assets [Line Items]
Expected stock price volatility	49.80%
Expected life of options (years)	5 years
Expected dividend yield	0.00%
Risk free interest rate	2.90%